Organization and principal activities - Summary of results of operations and cash flows of VIE and subsidiaries (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Organization and principal activities
Revenues	¥ 178,821	$ 24,962	¥ 143,965
Cost of revenues	(60,332)	(8,422)	(44,822)
Net (loss)/income	(2,573)	(360)	(3,399)
Net cash used in operating activities	5,689	795	(23,312)
Net cash used in investing activities	(1,206)	(169)	(717)
Net cash provided by/(used in) financing activities	(4,133)	(577)	1,733
VIE
Organization and principal activities
Revenues	172,437	24,071	139,932
Cost of revenues	(53,804)	(7,511)	(39,761)
Net (loss)/income	3,363	469	(409)
Net cash used in operating activities	(15,416)	(2,152)	(20,018)
Net cash used in investing activities	(856)	(119)	(709)
Net cash provided by/(used in) financing activities	¥ (3,000)	$ (419)	¥ 3,000